Segment information - Assets (Details) - Operating Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations	$ 10,273	$ 25,288	$ 8,654
Transportation
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations	10,062	25,177	8,181
Corporate And Technology Investments
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations	$ 211	$ 111	$ 473